Non-current assets held for sale and liabilities associated with non-current assets held for sale - Discontinued operations, Condensed financial statements (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
ASSETS
Cash, cash balances at central banks and other deposits on demand	€ 175,555	€ 156,234	€ 192,208
Financial assets held for trading	234,834		230,253
Financial assets designated at fair value through other comprehensive income	75,801		89,898
Financial assets at amortised cost	1,148,957		1,203,707
Intangible assets	5,289		5,821
Tax assets	28,003		30,596
Other assets	11,167		8,559
TOTAL ASSETS	1,815,888		1,837,081
LIABILITIES
Financial liabilities held for trading	155,682		152,151
Financial liabilities at amortised cost	1,400,632		1,484,322
Provisions	8,098		8,407
Tax liabilities	8,911		9,598
Other liabilities	15,862		16,344
TOTAL LIABILITIES	1,706,903		1,729,754
Statement of comprehensive income [abstract]
Items not reclassified to profit or loss	(4,060)		(4,757)
Actuarial gains or losses on defined benefit pension plans	(3,997)		(4,404)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(235)		(432)
Items that may be reclassified to profit or loss	(33,505)		(31,838)
Hedge of net investments in foreign operations (effective portion)	(6,781)		(8,002)
Exchange differences	(25,567)		(22,375)
Cash flow hedges (effective portion)	215		(298)
Debt instruments at fair value with changes in other comprehensive income	(293)		(736)
Share in other income and expenses recognised in investments, joint ventures and associates	(443)		(427)
Income Statement [Abstract]
Interest income	51,338	55,031
Dividend income	471	490
Investments accounted for using the equity method	332	291
Total income	29,182	29,035
Operating profit/(loss) before tax	9,104	8,724
Tax expense	(2,367)	(2,707)
Profit/(loss) for the period	7,463	6,592
Statement of cash flows [abstract]
Effect of exchange rate changes on cash and cash equivalents	(8,185)	2,538
Santander Bank Polska
Statement of cash flows [abstract]
Cash flows from operating activities	430		453
Cash flows from investing activities	(11)		(30)
Cash flows from financing activities	(466)		(376)
Net increase/(decrease) in cash and cash equivalents	(38)		61
Discontinued operations | Santander Bank Polska
ASSETS
Cash, cash balances at central banks and other deposits on demand	2,451
Financial assets held for trading	1,793
Financial assets designated at fair value through other comprehensive income	6,798
Financial assets at amortised cost	51,424
Intangible assets	1,374
Tax assets	900
Other assets	1,156
TOTAL ASSETS	65,896
LIABILITIES
Financial liabilities held for trading	989
Financial liabilities at amortised cost	56,420
Provisions	541
Tax liabilities	940
Other liabilities	471
TOTAL LIABILITIES	59,361
Statement of comprehensive income [abstract]
Items not reclassified to profit or loss	50
Actuarial gains or losses on defined benefit pension plans	1
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	49
Items that may be reclassified to profit or loss	(636)
Hedge of net investments in foreign operations (effective portion)	(524)
Exchange differences	(179)
Cash flow hedges (effective portion)	83
Debt instruments at fair value with changes in other comprehensive income	(5)
Share in other income and expenses recognised in investments, joint ventures and associates	(11)
Income Statement [Abstract]
Interest income	1,505	1,401
Dividend income	3	3
Investments accounted for using the equity method	14	12
Net commissions	342	315
Net trading income	37	26
Other operating results	(73)	(77)
Total income	1,828	1,680
Administrative expenses, depreciation and amortisation cost	(501)	(430)
Loan-loss provisions	121	302
Other results and provisions	(243)	(164)
Operating profit/(loss) before tax	963	784
Tax expense	(237)	(209)
Profit/(loss) for the period	726	575
Statement of cash flows [abstract]
Effect of exchange rate changes on cash and cash equivalents	9		€ 14
Discontinued operations | Santander Bank Polska | Renegotiation and contractual modifications
Income Statement [Abstract]
Loan-loss provisions	€ 63	€ 194